CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 16,194	$ 12,303	$ 16,268
Adjustments to reconcile net income to net cash generated from operating activities:
Stock-based compensation	2,005	2,306	2,111
Depreciation of property, plant and equipment	3,958	3,069	2,792
Amortization of other intangible assets	8,765	3,230	1,998
Provision of inventories	1,090	15	261
Change in allowance for doubtful accounts	(8)	199	516
Impairment loss on goodwill	1,517
Losses on disposition of property, plant and equipment	344	21	93
Loss from equity method investments	1,484	172	153
Impairment loss from long-term investments	6,920	2,835	679
Gain from disposal of an investment	(318)
Change in fair value in connection with business combination	(695)	(84)
Gain from deconsolidation of a subsidiary	(6,869)
Changes in operating assets and liabilities:
Accounts receivable	(631)	(1,921)	(581)
Inventories	(2,712)	(1,769)	(154)
Prepayments and other current assets	(7,568)	(2,710)	(4,429)
Amounts due from related parties	(535)	7	196
Deferred costs	(359)	(458)	400
Deferred tax assets	1,154	(3,050)	25
Other non-current assets	(1,306)	(1,328)	(1,319)
Accrued expenses and other liabilities	(179)	357	4,822
Income tax payable	1,112	582	679
Deferred revenue	68,368	23,243	13,765
Refundable fees	(10,836)	13,444	205
Deferred tax liabilities	277	(369)	(749)
Amount due to a related party	623
Net cash provided by operating activities	81,795	50,094	37,731
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of businesses, net of cash acquired of nil, US$565 and nil as of September 30, 2017, 2018 and 2019		(15,488)
Disposal of a consolidated subsidiary, net of cash disposed of nil, nil US$4,787 as of September 30, 2017, 2018 and 2019	(2,769)
Maturity of short-term investments	14,714	28,211	70,532
Purchase of short-term investments	(20,660)	(21,905)	(74,420)
Acquisition of property, plant and equipment	(9,601)	(15,462)	(2,054)
Purchase of additional equity interests of a consolidated subsidiary	(5,571)
Settlement of contingent consideration related to previously acquired equity interests of a consolidated subsidiary	(1,048)
Proceeds from disposition of property, plant and equipment		49
Proceeds from disposal of an equity securities without readily determinable fair value	3,589
Acquisition of other intangible assets	(663)	(736)	(271)
Payment of deposit for the acquisition of non-current assets	(2,744)	(8,359)	(457)
Payment for deposit for the purchase of investments	(218)		(1,688)
Purchase of equity method investments	(87)	(2,600)
Purchase of equity securities without readily determinable fair value		(18,136)	(33,710)
Purchase of available-for-sale investments		(1,071)	(3,400)
Net cash used in investing activities	(25,058)	(55,497)	(45,468)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from noncontrolling interests	29	89	12,236
Loan repayments	(24,092)	(22,190)	(15,550)
Bank borrowings		35,300	49,415
Short-term loan acquired from a related party			7,340
Repayment of short-term loan to a related party		(1,677)	(5,506)
Proceeds from share options exercised by employees		1,489
Loan to optionees in connection with exercise of options		(1,557)
Repayment of loan to optionees in connection with exercise of options	135	193	199
Dividends paid to shareholders		(14,949)	(14,839)
Dividends paid by a subsidiary to its noncontrolling interests shareholders	(291)
Net cash provided by (used in) financing activities	(24,219)	(3,302)	33,295
Exchange rate effect on cash and cash equivalents and restricted cash	(8,745)	(4,114)	599
Net increase (decrease) in cash and cash equivalents and restricted cash	23,773	(12,819)	26,157
Cash and cash equivalents and restricted cash at beginning of the year	82,562	95,381	69,224
Cash and cash equivalents and restricted cash at end of the year	106,335	82,562	95,381
Supplemental schedule of cash flow information
Income tax paid	(5,898)	(5,942)	(4,703)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	6,238	474	924
Income tax reversal	$ 79	$ 299	$ 437